Shareholder's equity (Tables)	12 Months Ended
Jun. 30, 2026
Shareholder's equity
Schedule of Ordinary Shares

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2025	2026
Basic shares (post-split)	70,190,687	70,190,687
IPO shares (post-split)	14,233,823	14,233,823
Shares issued as consideration for the YNAP Acquisition	49,741,342	49,741,342
Supervisory Board Award (Restricted Share Units Vested)	124,388	343,451
Long-Term Incentive Plan (Restricted Share Units Vested and Options Exercised)	624,449	2,403,805
Sign-On Award (Restricted Share Units Vested)	6,269	6,269
Restoration Award (Phantom Shares) - Converted	847,525	1,221,274
Alignment Award (Options) - Exercised	1,451,243	1,506,817
Employee stock purchase plan (ESPP)	41,882	52,363
Number of ordinary shares	137,261,608	139,699,831